Taxes (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Taxes
Changes in valuation allowance, net	$ 31	$ 44	$ (22)
Decrease due to settlements with tax authorities, penalties and interest	5	11	27
Decrease relating to prior year tax positions	(30)	(129)	(42)
Decrease due to settlements with tax authorities, Unrecognized tax benefits, interpretation of tax law and double tax treaty		47
Expected resolution of uncertain tax positions, pending cases	34
Northern Europe
Taxes
Changes in valuation allowance, net			(47)
Decrease due to settlements with tax authorities, penalties and interest			49
Decrease relating to prior year tax positions		87
Central Europe
Taxes
Changes in valuation allowance, net	42	36
Central Europe and South America
Taxes
Changes in valuation allowance, net	$ 104